Prepaid expense and other current assets - Additional information (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2020 CNY (¥)	Nov. 09, 2019	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Jan. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Principal amount of loan assets | $			$ 15,600,000
Remaining amount receivable			$ 54,583,585			¥ 380,000,000
Jiangxi Ruijing
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Number of earnings rights purchased | item			2	2
Jiangxi Ruijing | Loan 1
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Principal amount of loan assets			$ 14,364,101	¥ 100,000,000
Interest rate (as a percent)	15.60%
Jiangxi Ruijing | Loan 1 | Subsequent Event
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Amount received from repayments	¥ 30,000,000
Remaining amount receivable					¥ 70,000,000
Jiangxi Ruijing | Loan 2
Prepaid Expense and Other Assets, Current, Disclosure [Line Items]
Principal amount of loan assets			$ 40,219,483	¥ 280,000,000
Interest rate (as a percent)		8.00%